             As filed with the U.S. Securities and Exchange Commission
                            on November 29, 2001

                        Securities Act File No. 333-61973
                    Investment Company Act File No. 811-8977
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 6               [X]
                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                            [x]

                                 Amendment No. 8                      [x]


                        (Check appropriate box or boxes)
                              Centurion Funds, Inc.
                          ............................
               (Exact Name of Registrant as Specified in Charter)
                       2425 East Camelback Road, Suite 530
                          Phoenix, Arizona 85016-4228
                          ............................
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (602) 957-9789
                              Gerard P. Dipoto, Jr.
                              Centurion Funds, Inc.
                      2425 East Camelback Road, Suite 530
                           Phoenix, Arizona 85016-4228
                          ............................
                     (Name and Address of Agent for Service)
                                    Copy to:

                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
[  ]     immediately upon filing pursuant to Paragraph (b) of Rule 485
[  ]     on [           ] pursuant to paragraph (b)
[XX]     60 days after filing pursuant to paragraph (a)(1)
[  ]     on (date) pursuant to paragraph (a)(1)

PROSPECTUS

                          [LOGO] Centurion Funds, Inc.

                          CENTURION U.S. CONTRA FUND

                                JANUARY   , 2002

As with all mutual funds, the Securities and Exchange Commission ("SEC") does not guarantee that the information in this Prospectus is accurate or complete, nor has it judged the above fund for investment merit. It is a criminal offense to state otherwise.

Contents


Overview                                    1
----------------------------------------------
Investments, Risks and Performance          2
----------------------------------------------
More About Risk                             7
----------------------------------------------
Management                                  9
----------------------------------------------
Account Policies                           11
----------------------------------------------
Shareholder Services                       14
----------------------------------------------
Distribution Policies and Taxes            14
----------------------------------------------
Fund Details                               15
----------------------------------------------
Financial Highlights                       16
----------------------------------------------
For Additional Information         Back Cover
----------------------------------------------

Overview


  Centurion U.S. Contra Fund (the "Fund") is a diversified investment portfolio of Centurion Funds, Inc. (the "Company"), a no-load mutual fund complex. The Fund is designed for professional money managers and knowledgeable investors who intend to invest in the Fund as part of a strategic or tactical asset allocation investment strategy. The Fund is not designed to be a stand-alone investment vehicle, but rather is to be used with certain other investments to provide a balance to the risks inherent in those investments.

  Only investors who have entered into an investment management agreement with certain registered investment advisers ("Investment Professionals") and have a custodial relationship with Centurion Trust Company ("Centurion Trust") are currently eligible to buy shares of the Fund. Investment Professionals provide investors asset allocation recommendations with respect to the Fund and other mutual funds based on an evaluation of an investor's investment goals, risk preferences and investment time horizons. The Fund was developed to afford Investment Professionals ready access to certain strategies designed to facilitate their management of the risks inherent in allocating their clients' assets among other available investment options. Fees paid to Investment Professionals for their services are in addition to the operating expenses of the Fund discussed in this Prospectus. Investors should consult their Investment Professional if in doubt about their fees.

  Centurion Trust currently serves as custodial agent for investors who are eligible to invest in the Fund. Centurion Trust also serves as investment manager to the Fund that makes up the Company. Centurion Trust has engaged Credit Suisse Asset Management, LLC ("CSAM") as a sub-adviser to manage all or a portion of the Fund's portfolio according to its investment goal and strategies.

  Investment in the Fund involves special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks when considering an investment in the Fund. The Fund alone does not constitute a balanced investment plan.

Investments, Risks and Performance

GOAL AND STRATEGIES

  The Fund seeks to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion Trust (the "U.S. Equity Benchmark"). This investment goal may be changed by the Board of Directors without shareholder approval.

  Centurion Trust analyzes the various mutual funds held by certain of its clients (the "Custodied Funds"), as well as the portfolio securities of these funds. Centurion Trust performs its analysis based on information provided by the Custodied Funds and/or, because these funds are not required to report their securities holdings to Centurion Trust, by reviewing the historic securities holdings of the Custodied Funds as described in public documents (which are required to be made available at least semi-annually within 60 days after the close of the applicable reporting period). Based on the information available, Centurion Trust attempts to determine the composition of the U.S. Equity Benchmark, including the relative proportion of the underlying assets maintained in various asset classes, geographic locations and industries, in order to advise CSAM, the Fund's sub-adviser, of the level and nature of the downside protection specifically desired for the U.S. Equity Benchmark at any moment in time. CSAM then uses statistical and quantitative analysis to select investments designed to provide protection against declines in the performance of the U.S. Equity Benchmark.

  Centurion Trust and CSAM intend to pursue the Fund's investment goal regardless of market conditions and will not invest the Fund's portfolio, in the aggregate, in anticipation of rising U.S. equity prices.

PORTFOLIO INVESTMENTS
  To achieve its investment goal, the Fund intends to use the following instruments:
  .options on securities and stock indexes;
  .stock index futures contracts;
  .options on stock index futures contracts; and .DIAMONDS (Dow Jones Industrial Average Model New Depositary Shares) and
   SPDRs (Standard & Poor's Depositary Receipts); these are securities issued by investment companies holding a portfolio of securities that is intended to track the performance and dividend yield of the Dow Jones Industrial Average and the Standard & Poor's 500 Index (the "S&P Index"), respectively.

  To the extent that the Fund invests in DIAMONDS or SPDRs, the Fund will indirectly bear its proportionate share of the expenses of the underlying investment vehicle issuing these instruments. The Fund's investments in securities of other investment companies, such as DIAMONDS or SPDRs, are subject to limitations under the Investment Company Act of 1940.

  As a cash reserve, for liquidity purposes or as "cover" for positions it has taken, the Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents. The Fund may also engage, to a limited extent, in other investment practices in order to achieve its investment goal.

  The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

RISK FACTORS

  The Fund is subject to the following principal risk factors:

  Available Information Risk. Because the mutual funds held by Centurion Trust's clients are not required to report their securities holdings to Centurion Trust, Centurion Trust may be unable to determine current market exposure of the U.S. Equity Benchmark, and thus may have imperfect knowledge of the exact risks to be hedged.

  Derivatives Risk. The Fund's use of options, futures and options on futures ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect correlation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and
(iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

  Exposure Risk. Certain investments (such as options and futures) and certain practices may have the effect of magnifying declines as well as increases in the Fund's net asset value. Losses from buying and selling futures can be unlimited.

  Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

  Portfolio Turnover Rate Risk. The Company anticipates that investors that are part of a tactical or strategic asset allocation strategy may frequently redeem or exchange shares of the Fund, which will cause the Fund to experience higher portfolio turnover. A higher portfolio turnover rate may result in the Fund paying more brokerage commissions and generating greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Fund to meet its investment goals.

  Regulatory Risk. Positions in futures and related options will be entered into only to the extent they constitute permissible positions for the Fund according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to use futures, options on futures or other derivatives by an unanticipated inability to close positions when it would be most advantageous to do so. Additionally, to the extent that the Fund engages in futures and related options for other than "bona fide" hedging purposes, aggregate initial margin and premiums required to establish these positions may not exceed 5% of the Fund's net asset value.

  Trading Halt Risk. Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

  The value of your investment in the Fund is designed to increase during times when the value of the U.S. Equity Benchmark is decreasing. Conversely, when the value of the U.S. Equity Benchmark increases, the value of your investment in the Fund should decrease. To the extent that the Fund invests in certain securities, the Fund may be affected by additional risks as discussed in "More About Risk." Please read "More About Risk" carefully before you invest in the Fund.

PERFORMANCE

  RISK RETURN BAR CHART

  This bar chart shows the performance of the fund's common shares since inception through December 31, 2001. Past performance does not necessarily indicate how the fund will perform in the future.

                        Total Return for Common Shares

                                    [CHART]

                                  99   (48.38)%
                                  00    35.43%
                                  01

                        Calendar year ended December 31

  QUARTERLY RETURNS:

  Highest:      % in       ; Lowest:        % in       ; Most Recent:      % in

  RISK RETURN TABLE

  This table compares the average annual total return of the Fund for the periods shown with that of the S&P Index and the Russell 3000(R) Index. On January 13, 2000, in conjunction with the change of the sub-advisor, and in the objective and strategies of the Fund, the Board of Directors of the Company approved changing the Fund's performance benchmark from the Russell 3000 Index to the S&P Index. The S&P Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The S&P Index is unmanaged and market-value-weighted, and is one of the most widely used benchmarks of U.S. equity performance. The Russell 3000(R) Index is a broad-based unmanaged market capitalization-weighted measure of the 3000 largest U.S. publicly traded stocks. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                         Average Annual Total Returns
                     Calendar Year Ended December 31, 2001

                                  Inception Date 1 year Since Inception
          U.S. Equity Fund           12/07/98
          Russell 3000(R) Index      12/07/98
          S&P Index                     *

* Index Comparison begins on December 7, 1998

FEE TABLE

  As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. "Shareholder Fees" are paid from your account. "Annual Fund Operating Expenses" are paid out of Fund assets, so their effect is included in the share price. "Annual Fund Operating Expense" figures are for the fiscal year ended September 30, 2001.

                                              Centurion U.S.
                                               Contra Fund
-------------------------------------------------------------
 Shareholder Fees
 (paid directly from your investment)
    Sales charge (load) on purchases              None
    Deferred sales charge (load)                  None
    Redemption fees                               None
-------------------------------------------------------------
 Annual Fund Operating Expenses
 (deducted from Fund assets)
    Management fee                                 1.20%
    Distribution and service (12b-1) fees         None
    Other expenses*                               0.80%
-------------------------------------------------------------
 Total Annual Fund Operating Expenses*            2.00%
-------------------------------------------------------------

* Because Centurion Trust has voluntarily agreed to limit annual fund operating expenses, actual expenses were:

    Other expenses                    0.55%
    Total fund operating expenses     1.75%

 Management may discontinue or modify this fee waiver at any time.

EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example, however, is only hypothetical and your actual costs may be higher or lower.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year: 3 Years: 5 Years: 10 Years:
----------------------------------------------------------------------
   Centurion U.S. Contra Fund*     $203     $627    $1,078   $2,327
----------------------------------------------------------------------

*Example assumes continuation of voluntary cap on Fund's annual operating expenses of 1.75%.

More About Risk



  GENERALLY

  A Fund's risk profile is largely defined by the Fund's investment goal and principal strategies. The principal risks of investing in the Fund are described in the Fund description above. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, there is no guarantee that you will make money over any period of time and you could lose money by investing in the Fund. All investments involve some level of risk. Simply defined, risk is the possibility that you may lose money and not make money.

  Investments in the Fund are not bank deposits. They are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  The Fund may use certain investment practices that have higher risks and opportunities associated with them. However, the Fund has limitations and policies designed to reduce these risks. To the extent the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively.

  OTHER TYPES OF INVESTMENT RISKS

  Correlation Risk. The risk that changes in the value of a hedging instrument will not match those of the investment being hedged. Hedging is the use of one investment to offset the effects of another. Incomplete correlation can result in unanticipated risks.

  Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

  Early Closing Risk. The risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

  Information Risk. The risk that key information about an issuer, security or market is inaccurate or unavailable.

  Interest Rate Risk. The risk of a decline in an investment's market value attributable to changes in interest rates. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on Fund management or performance.

  Management Risk. The risk that a strategy used by the Fund may fail to produce the intended result. This risk is common to all mutual funds.

  Natural Event Risk. The risk of losses attributable to natural disasters and similar events.

  Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

  Political Risk. The risk of losses attributable to government or political instability, such as changes in tax or trade statutes, nationalization, expropriation, currency blockage or governmental collapse and war.

  Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price that it can sell them for.

Management

  ABOUT THE BOARD OF DIRECTORS

  The Board of Directors of the Company supervises the Fund's business affairs. The Board approves all significant agreements between the Fund and the Fund's ser-vice providers.

  ABOUT THE INVESTMENT ADVISERS

  The Investment Manager. The Board has selected Centurion Trust, located at 2425 East Camelback Road, Suite 530, Phoenix, AZ 85016-4200, to serve as investment manager to the Fund. As investment manager to the Fund, Centurion Trust is responsible for:
  .managing the day-to-day operations and business activities of the Fund; .determining the level and nature of the downside protection desired for the
   Fund;
  .evaluating and selecting qualified investment sub-adviser to manage the
   Fund's assets according to its investment goal and strategies;
  .monitoring the activities of the Fund's sub-adviser; and .providing office space and equipment.

  Centurion Trust, an independent trust company organized under the laws of the State of Arizona in 1994, is registered as an investment adviser under the Investment Advisers Act of 1940. With more than $1.9 billion of assets under management and administration as of September 30, 2001, Centurion Trust and its affiliates provide a full range of custodial, investment and trust products and services to their customers.

  The Sub-Adviser. Centurion Trust has engaged CSAM to manage all or a portion of the Fund's portfolio according to its investment goal and strategies.

  CSAM, located at 466 Lexington Avenue, New York, NY 10017, is a limited liability company that is wholly-owned by Credit Suisse Group. CSAM is a diversified investment adviser managing global equity, tax income and derivative securities accounts for corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of September 30, 2001, CSAM, and its global affiliates, managed approximately $198 billion in assets.

  Management Fees. During the fiscal year ended September 30, 2001 the Fund paid Centurion Trust the annual investment management fee at the annual rate of 1.20% (based on a percentage of the Fund's average daily net assets):

  From this amount, Centurion Trust pays the sub-adviser an annual sub-advisory fee for its services to the Fund. The Fund is not responsible for payment of the annual sub-advisory fee.

  Smith Barney Fund Management LLC ("SBFM") acts as the Fund's administrator for which the Fund pays a fee at an annual rate of 0.20% of the Fund's average daily net assets or a minimum of $50,000 depending upon which amount is greater.

  MEET THE MANAGERS

  The advisory committee indicated below is primarily responsible for the day-to-day management of the Fund.

  CSAM utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the Fund (the "CSAM Committee"). The CSAM Committee--which consists of Anthony Antonucci, Director, Jules Buxbaum, Director, Nelson Louie, Vice President, and Christian T. Lee, Vice President--has served as portfolio manager since the Fund's inception.

  Anthony J. Antonucci, Director, is responsible for the implementation, monitoring and execution of equity derivative strategies. He joined CSAM in 1994.

  Jules Buxbaum, Director, heads research for the derivatives group, with additional responsibilities in product development. Mr. Buxbaum joined CSAM in 2000 from Dominion Securities, where he was a Director specializing in structured equity products.

  Christian T. Lee is a Vice President of CSAM and researches trading opportunities by designing and programming analytical tools for currency and equity markets. He oversees operational and accounting issues. He joined CSAM in 1996.

  Nelson Louie is a Vice President of CSAM and is responsible for all exchange-traded ventures analysis and execution. He joined CSAM in 1993.

Account Policies


  PRICING OF SHARES

  You pay no sales charges on initial or subsequent investments in the Fund. Your price for Fund shares is the Fund's net asset value ("NAV") per share, which is generally calculated at the later of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) or the time for settlement of the Funds' options and futures contracts, if any (typically 4:15 p.m. Eastern time), each day the Exchange is open for business. Your purchase order will be priced at the next NAV calculated after your order is accepted by the Fund. Your redemption request will be priced at the next NAV calculated after the Fund receives the request in proper form.

  Options and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 p.m. Eastern time). Stock index options will be valued at the last price, but if that price does not fall within the bid and ask price for the stock index option when the market closes at 4:15 p.m. Eastern Time, then the stock index option will be valued at the mean between the bid and asked quotations. These times are referred to as "Valuation Times." The Fund values its securities based on market value or, where market quotations are not readily available or are believed not to reflect market value at Valuation Times, based on fair value as determined in good faith using consistently applied procedures established by the Fund's Board. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect the investments' value.

  Some Fund securities may be listed on foreign exchanges that are open on days (such as Saturdays) when the Fund does not compute their prices. This could cause the value of the Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

  BUYING SHARES

  Currently, only investors who have entered into an investment management agreement with an Investment Professional and have a custodial relationship with Centurion Trust are eligible to buy shares of the Fund. Investment Professionals may charge fees for their services in addition to the expenses charged by the Fund and may set different minimum investments or limitations on buying or selling shares than those described below. Investors should consult their Investment Professionals if in doubt.

  Minimum Initial Investment: $2,500

  Minimum Subsequent Investment: $250

  All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. In its discretion, subject to review by the Board, Centurion Trust may waive the above minimum investment requirements.

  SELLING SHARES

  When selling shares, your order will be processed promptly and you will generally receive the proceeds within a week. Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days.

  Some circumstances require written sell orders, along with signature guarantees. These include:

  .amounts of $100,000 or more;

  .amounts of $1,000 or more on accounts whose address has been changed within the last 30 days; or

  .requests to send the proceeds to a different payee or address.

  A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call us to ensure that your signature guarantee will be processed correctly.

  GENERAL POLICIES

  If your account falls below $2,000, the Fund may ask you to increase your balance. If it still remains below $2,000 after 60 days, the Fund may close your account and send you the proceeds.

  Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the Fund takes reasonable measures to verify the order.

  The Fund reserves the right to:

  .refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading;

  .refuse any purchase or exchange request in excess of 1% of the Fund's total assets;

  .change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions;

  .change its minimum investment amounts;

  .delay sending out redemption proceeds for up to seven days if doing so sooner would adversely affect the Fund (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

  .make a "redemption in kind" (payment in portfolio securities rather than cash) if the amount you are redeeming is large enough to affect Fund operations.

Shareholder Services



  TELEPHONE PRIVILEGE

  To move money between your bank account and your Fund account with a phone call, use the telephone privilege. You can set up this privilege on your account by providing bank account information and following the instructions on your application.

  ACCOUNT STATEMENTS

  You will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Distribution Policies and Taxes


  DISTRIBUTIONS

  As a Fund investor, you will receive distributions.

  The Fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gains distributions, a portion of which may be taxable to you as ordinary income.

  The Fund declares and pays its net income and capital gains annually. The Fund's capital gains are usually distributed in November or December.

  When you open an account, specify on your account application how you want to receive your distributions. Most investors have their distributions reinvested in additional shares of the Fund. Distributions will be automatically reinvested unless you choose on your account application to have your distributions mailed to you by check or sent by electronic transfer.

  For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

  TAXES

  As with any investment, you should consider how your investment in the Fund will be taxed. Unless your account is an IRA or other tax-advantaged account, you should be aware of the potential tax implications. Please consult your tax professional concerning your own tax situation.

  Taxes on Distributions. As long as the Fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

  Consequently, distributions you receive from the Fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the Fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held Fund shares; distributions from other sources are generally taxed as ordinary income.

  Some dividends paid in January may be taxable as if they had been paid the previous December. If you buy shares shortly before or on the "record date" (the date that establishes you as the person to receive the upcoming distribution) you will receive a portion of the money you just invested in the form of a taxable distribution.

  If you fail to provide your correct taxpayer identification number on your application, or you have been notified by the IRS that you are subject to backup withholding, the Fund may withhold 31% of all distributions to you for federal taxes. In the case of an individual, your taxpayer identification number is your social security number.

  The form 1099 that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

  Taxes on Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Fund Details

  ABOUT THE ADMINISTRATOR

  SBFM serves as the administrator for the Company and is responsible for overseeing all aspects of the Company's administration and operations. SBFM provides investment management and administration services to investment companies that had aggregate assets under management as of September 30, 2001 in excess of billion.

  BENCHMARK INFORMATION

  The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, which own service mark rights to the S&P Index. S&P Index does not make any representation or warranty, implied or express, to investors in the Fund, or any member of the public, regarding the advisability of investing in the Fund or the ability of the S&P Index to track general stock market performance.

Financial Highlights


  The financial highlights tables are intended to help you understand the perfor-mance of the Fund since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).

 U.S. Contra Fund
                                         2001/(1)(2)/ 2000/(1)(2)/  1999/(1)(2)(3)/
--------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year        $ 10.86      $ 22.65        $ 30.00
--------------------------------------------------------------------------------------
 Income (Loss) From Operations:
    Net investment income/(4)/               (0.09)        0.27           0.51
    Net realized and unrealized loss         39.72       (11.40)         (7.86)
--------------------------------------------------------------------------------------
 Total Income (Loss) From Operations         39.63       (11.13)         (7.35)
--------------------------------------------------------------------------------------
 Less Distributions From:
    Net investment loss                      (0.13)       (0.66)            --
    Net realized loss                        (0.01)
--------------------------------------------------------------------------------------
 Total Distributions                         (0.14)       (0.66)            --
--------------------------------------------------------------------------------------
 Net Asset Value, End of Year              $ 50.35      $ 10.86        $ 22.65
--------------------------------------------------------------------------------------
 Total Return                               366.57%      (49.75)%       (24.50%)/(6)/
--------------------------------------------------------------------------------------
 Net Assets, End of Year (000s)            $94,010      $25,188        $28,593
--------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
    Expenses/(4)(5)/                          1.71%        1.50%          1.50%/(7)/
    Net investment income (loss)             (0.39)        2.17           2.57/(7)/
--------------------------------------------------------------------------------------
 Portfolio Turnover Rate                         0%           0%             0%
--------------------------------------------------------------------------------------

(1)Per share amounts have been restated to reflect a 1 for 3 reverse stock split which was effective on December 18, 2000.
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from December 7, 1998 (commencement of operations) to September 30, 1999.
(4)The manager has waived a portion of its fees for the year ended September 30, 2000 and for the period from December 7, 1998 to September 30, 1999. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                           Per Share Decrease      Expense Ratio
                        in Net Investment Income Without Fee Waiver
                        ------------------------ ------------------
                2000             $0.02                 2.00%
                1999              0.03                 2.02

(5)As a result of a voluntary expense limitation, the expense ratio for the U.S. Contra Fund will not exceed 1.75%. Effective November 17, 2000, this voluntary cap was changed to 1.50%.
(6)Total return is not annualized, as it may not be representative of the total return for the year.
(7)Annualized.

For Additional Information

  More information about the Fund is available free upon request, including the following:

  ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

  These reports include financial statements, portfolio investments and detailed performance information. The annual report also provides a discussion of the market conditions and investment strategies that significantly affected Fund performance during the last fiscal year and includes the independent accountants' report.

  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

  The SAI provides more details about the Fund and its investments. A current SAI has been filed with the SEC and is incorporated by reference (is legally considered part of this Prospectus).

  Please contact the Company to obtain more information about the Fund, inquire about your account or request a free copy of the current annual/semi-annual report or SAI:
  . By telephone: 800-451-2010
  . By mail: Centurion Funds, Inc.
             2425 East Camelback Road, Suite 530
             Phoenix, AZ 85016-4200

  You can also obtain copies of the SAI and other information about the Fund from your Investment Professional.

  You may visit the SEC's Internet Website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending your request electronically at public.info@sec.gov. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the public reference room, call the SEC at 202-942-8090.
--------------------------------------------------------------------------------

    Investment Manager:                   Custodians:
    Centurion Trust Company               PFPC Trust Company
    2425 E. Camelback Rd., Suite 530      8800 Tinicum Boulevard
    Phoenix, AZ 85016-4200                Philadelphia, PA 19105

    Administrator:                        The Chase Manhattan Bank
    Smith Barney Fund Management LLC      4 Chase MetroTech Center
    125 Broad St.                         Brooklyn, NY 11245
    New York, NY 10048
                                          Sub-advisers:
    Transfer Agent:                       Credit Suisse Asset Management LLC
    PFPC Global Fund Services             466 Lexington Avenue
    P.O. Box 9699                         New York, NY 10017
    Providence, RI 02940-9699
                                          Independent Accountant:
    Distributor:                          KPMG LLP
    GE Investment Distributors, Inc.      757 Third Avenue
    777 Long Ridge Road,                  New York, NY 10017
    Building B
    Stamford, CT 06927                    Counsel:
                                          Willkie Farr & Gallagher
                                          787 Seventh Avenue
                                          New York, NY 10019-6099

                                                    SEC File No. 811-8977

                       STATEMENT OF ADDITIONAL INFORMATION

                                January ___, 2002

                                _______________


                              Centurion FUNDS, INC.

                           --------------------------

                           Centurion U.S. Contra Fund

                           --------------------------

                                    Contents
                                    --------

                                                                         Page
                                                                         ----
Organization of the Company..........................................      2
Investment Goals and Policies .......................................      2
Management of the Fund ..............................................     26
Additional Purchase and Redemption Information ......................     32
Exchange Privilege ..................................................     33
Additional Information Concerning Taxes .............................     33
Performance Data ....................................................     38
Other Information ...................................................     40
Financial Statements ................................................     41
Appendix -- Description of Ratings ..................................      A

     This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for Centurion Funds, Inc. (the "Company") dated January ___, 2002, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. The Company currently consists of one separately managed portfolio:
Centurion U.S. Contra Fund (the "U.S. Contra Fund") (the "Fund,"). Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus and information regarding the Fund's current performance and the status of shareholder accounts may be obtained by calling the Company at (800) 451-2010 or by writing to the Company at 2425 East Camelback Road, Phoenix, Arizona 85016-4200.

                           ORGANIZATION OF THE COMPANY

        The Company is a diversified open-end management investment company that was organized as a corporation on August 20, 1998 under the laws of the State of Maryland. The Company's Charter authorizes the Board of Directors (the "Board") to issue 500,000,000 full and fractional shares of capital stock, $.001 par value, of which 500,000,000 shares are designated a series called the "Centurion U.S. Contra Fund."

                          INVESTMENT GOALS AND POLICIES

        The investment goal of the U.S. Contra Fund is to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion Trust Company ("Centurion"). The following information supplements the discussion of the Fund's investment goal and policies in the Prospectus. There are no assurances that the Fund will achieve its investment goal.

        Centurion serves as investment manager to the Fund. Centurion has Credit Suisse Asset Management, LLC ("CSAM") as sub-adviser to the U.S. Contra Fund. The term "Adviser," as used in this SAI, shall refer to Centurion and/or CSAM, as applicable.

Options, Futures and Currency Exchange Transactions
---------------------------------------------------

        Securities Options. The Fund may write covered call options on stock and
        ------------------
debt securities and may purchase U.S. exchanged-traded and over-the counter ("OTC") put and call options.

        The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

        The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as a call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

        In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

        Additional risks exist with respect to certain of the securities for which the Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

        Options written by the Fund will normally have expiration dates between one and twelve months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (i) in-the-money call options when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

        Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

        There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by the Adviser, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

        Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

        Stock Index Options. The Fund may purchase and write exchange-listed and
        -------------------
OTC put and call options on stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index, fluctuating with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

        Options on stock indexes are similar to options on stock except that (i) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Stock index options may be offset by entering into closing transactions as described above for securities options.

        OTC Options. The Fund may purchase OTC or dealer options or sell OTC
        -----------
options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

        Listed options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

        Futures Activities. The Fund may enter into foreign currency, interest
        ------------------
rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

     The Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

     The over the counter market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

     Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Stock indexes are capitalization weighted indexes which reflect the market value of the stock listed on the indexes. A stock index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

     No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

     At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

     Options on Futures Contracts. The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

     An option on a currency, interest rate or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

     Currency Exchange Transactions. The value in U.S. dollars of the assets of
     ------------------------------
the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

     Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

     At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     Currency Options. The Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

     Currency Hedging. The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions in the aggregate. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

     A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds the Fund may purchase currency put options. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

     While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

     Swaps. The Fund may enter into swaps relating to indexes, currencies and
     -----
equity interests of foreign issuers. A swap transaction is an agreement between the Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed

     The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

     Hedging. In addition to entering into options, futures and currency
     -------
exchange transactions for other purposes, including generating current income to offset expenses or increase return, a Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

     In hedging transactions based on an index, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Stock index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

     The Fund will engage in hedging transactions only when deemed advisable by the Adviser, and successful use by the Fund of hedging transactions will be subject to the Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     Asset Coverage for Forward Contracts, Options, Futures and Options on
     ---------------------------------------------------------------------
Futures. The Fund will comply with guidelines established by the U.S. Securities
-------
and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Fund on securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities.

     For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

     Additional Information on Other Investment Practices
     ----------------------------------------------------

     Foreign Investments. Investors should recognize that investing in foreign
     -------------------
companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers.

     Foreign Currency Exchange. Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of the yen against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.

     Information. There may be less publicly available information about foreign securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

     Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

     Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

     Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

     The foreign government securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development ("World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

     General. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Depositary Receipts. The assets of the Fund may be invested in the
     -------------------
securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depositary Receipts, are issued outside the United States. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European and non-U.S. securities markets, respectively.

     U.S. Government Securities. The Fund may invest in debt obligations of
     --------------------------
varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Below Investment Grade Securities. The market values of below investment
     ---------------------------------
grade securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of investment grade securities and the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than below investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to prior payment of senior indebtedness.

     The Fund may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Fund anticipates that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating net asset value.

     The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. The Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, below investment grade securities and comparable unrated securities are not intended for short-term investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities.

     Securities of Other Investment Companies. The Fund may invest in securities
     ----------------------------------------
of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets.

     DIAMONDS, SPDRs and WEBS ("Equity Equivalents"). DIAMONDS ("Dow Jones
     -----------------------------------------------
Industrial Average Model New Depositary Shares") and SPDRs ("Standard & Poor's Depositary Receipts") are exchange-traded securities that represent ownership in long-term unit investment trusts established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Dow Jones Industrial Average and the Standard & Poor's Composite Stock Price Index, respectively. WEBS ("World Equity Benchmark Shares") are exchange-traded shares of series of an investment company that are designed to replicate the performance of a particular foreign equity market index.

     Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Fund's assets across a broad range of equity securities.

     To the extent a Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of a Fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

     The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

     Lending of Portfolio Securities. The Fund may lend portfolio securities to
     -------------------------------
brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33-1/3% of the Fund's total assets taken at value. The Fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Funds, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     When-Issued Securities, Delayed-Delivery Transactions and Forward
     -----------------------------------------------------------------
Commitments. The Fund may purchase securities on a "when-issued" basis, for
-----------
delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

     When the Fund agrees to purchase when-issued, delayed-delivery securities or securities on a forward commitment basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered being advantageous.

     Repurchase Agreements. The Fund may agree to purchase securities from a
     ---------------------
bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Adviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Reverse Repurchase Agreements and Dollar Rolls. The Fund may enter into
     ----------------------------------------------
reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     The Fund also may enter into "dollar rolls," in which the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

     Convertible Securities. Convertible securities in which the Fund may
     ----------------------
invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

     Structured Notes. The Fund may invest in structured notes. The
     ----------------
distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark asset or market, such as investments in certain emerging markets that restrict investment by foreigners. The structured note fixes the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although the Adviser generally will not use leverage in its structured note strategies. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

     Non-Publicly Traded and Illiquid Securities. The Fund may not invest more
     -------------------------------------------
than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as described below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Under current guidelines of the staff of the SEC, illiquid securities are considered to include, among other securities, purchased OTC options, certain cover for OTC options, securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers.
     ------------------------------------------------------------------------
Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers") involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. Securities of these companies may also involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

     Rights Offerings and Purchase Warrants. The Fund may invest in rights and
     --------------------------------------
warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a right or warrant is outstanding at the time the right or warrant is issued or is issued together with the right or warrant.

     Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

     Borrowing. The Fund may borrow up to 33-1/3% of its total assets for
     ---------
temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund's net assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

     Other Investment Limitations
     ----------------------------

     The investment limitations numbered 1 through 8 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 9 through 14 may be changed by a vote of the Board at any time.

     The Fund may not:

     1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 33-1/3% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

     2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that to the extent the benchmark of the Fund is concentrated in a particular industry, the Fund will be concentrated in that industry. This limitation shall not apply to the purchase of U.S. Government Securities.

     3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

     4. Make loans, except that the Fund may purchase or hold fixed-income securities, including structured securities, lend portfolio securities and enter into repurchase agreements.

     5. Underwrite any securities issued by others except to the extent that investment in restricted securities and the sale of securities in accordance with the Fund's investment goal, policies and limitations may be deemed to be underwriting.

     6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

     7. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

     8. Issue any senior security except as permitted in the Fund's investment limitations.

     9. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

     10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

     12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

     13. Invest in rights and warrants (other than rights and warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund's net assets.

     14. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

     If a percentage restriction (other than the percentage limitation set forth in No. 1 and No. 12) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Portfolio Valuation
-------------------

     The Prospectus discusses the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

     Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options or futures contracts will be valued similarly. Stock index options will be valued at the last price, but if that price does not fall within the bid and ask price for the stock index option when the market closes at 4:15 p.m. Eastern Time, then the stock index option will be valued at the mean between the bid and asked quotations. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Notwithstanding the foregoing, in determining the market value of portfolio investments, the Fund may employ outside organizations (a "Price Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

     Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions
----------------------

     The Fund's Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment goal. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     The Adviser will select specific portfolio investments and effect transactions for the Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or other accounts over which the Adviser exercises investment discretion. The Adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that the amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser. Research and other services received may be useful to the

Adviser in serving both the Fund and the Adviser's other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's own research program. The fees payable to Centurion under its advisory agreement with the Fund, and the fees payable to the sub-adviser under its respective sub-advisory agreement with Centurion, are not reduced by reason of the Adviser receiving any brokerage and research services.

     Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution. In no instance will portfolio securities be purchased from or sold to the Adviser or its affiliates.

     Transactions for the Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where more accurate prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

     The Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

  The fund has paid the following in brokerage commissions for portfolio transactions:

                   Fiscal Year       Fiscal Year        Fiscal Year
                      Ended             Ended              Ended
                     9/30/01           9/30/00            9/30/99
                     -------           -------            -------
                                       $45,780             45,868


     Portfolio Turnover
     ------------------

     As discussed in the Prospectus, the Company anticipates that investors in the Fund, as part of a tactical or strategic asset allocation strategy, may frequently redeem or exchange shares of the Fund. The Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby resulting in higher portfolio turnover. Because the Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption and exchange activity of the Fund's investors, it is difficult to estimate what the Fund's actual turnover rate will be in the future.

     A Fund's portfolio turnover rate is calculated by the value of the securities purchased or sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments, including options and futures contracts, with remaining maturities of less than one year are excluded from the portfolio turnover rate. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.

     The portfolio turnover rates are as follows:

                   Fiscal Year       Fiscal Year        Fiscal Year
                      Ended             Ended              Ended
                     9/30/01           9/30/00            9/30/99
                     -------           -------            -------
                                            0%                 0%

                             MANAGEMENT OF THE FUNDS

Officers and Board of Directors
-------------------------------

        The business and affairs of the Fund is managed by the Company's Board in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Board. Under the Company's Charter, the Board may classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Company's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Company.

        The names (and ages) of the Company's directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below. An asterisk appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.

Name (Age) and Address             Position and Principal Occupation(s)
----------------------             ------------------------------------

Michael J. Cosgrove**, 51         Chairman of the Board, President and Chief
Chairman of the Board - Nominee   Executive Officer. President, GE Asset
and Chief Executive Officer       Management Services of GEFA, an indirect
3003 Summer Street, Stamford,     wholly-owned subsidiary of General Electric
Connecticut 06905                 Company ("GE"), since February 1997; Vice
                                  President, GE Capital Corporation, an
                                  indirect wholly-owned subsidiary of GE, since
                                  December 1999, Executive Vice President -
                                  Mutual Funds of GE Asset Management
                                  Incorporated ("GEAM"), a wholly-owned
                                  subsidiary of GE that is registered as an investment adviser under the Investment
                                  Advisers Act of 1940, as amended, since March
                                  1993; Director of GEAM since 1988; from 1988 until 1993, Mr. Cosgrove served as Executive
                                  Vice President - Finance and Administration of
                                  GEAM; Chairman of the Board, Chief Executive
                                  Officer and President of GE Investment
                                  Distributors, Inc., a registered
                                  broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE
                                  Retirement Services, Inc. since 1998. Director or trustee of twelve registered investment companies managed by GEAM.

Gerard P. Dipoto, Jr.* (54)           President.  President of Centurion since
2425 E. Camelback Rd, Suite 530       1997; Executive Vice President of Sales,
Phoenix, AZ 85016-4200                Marketing and Relationship Management at
                                      Investors Fiduciary Trust Company from
                                      1987 to 1997.

John R. Constantino, 54               Director.  Managing Director, Walden
Director-Nominee                      Partners, Ltd., consultants and investors,
150 East 58/th/ Street                since August 1992. Director or trustee of
New York, NY 10055                    four registered investment companies
                                      managed by GEAM.

William J. Lucas, 53                  Director.  Vice President and Treasurer of
Director-Nominee                      Fairfield University since 1983. Director
Fairfield University                  or trustee of four registered investment
North Benson Road                     companies managed by GEAM.
Fairfield, CT 06430

Robert P. Quinn, 64                   Director.  Retired since 1983 from
Director-Nominee                      Salomon Brothers Inc.; Director, GP
45 Shinnecock Road                    Financial Corp., a holding company, since
Quoque, NY 11959                      1994; Director, The Greenpoint Savings
                                      Bank, a financial institution, since 1987.
                                      Director or trustee of four registered
                                      investmentcompanies managed by GEAM.

Ron A. Link (36)                      Treasurer.  Information Systems Manager
2425 E. Camelback Rd, Suite 530       at Centurion since March 1998; Senior
Phoenix, AZ 85016-4200                Staff CPA at Ferraro & McMurthy, P.C.
                                      from 1995 to 1998; Staff CPA at Zolondek,
                                      Blumenthal, Green, Freed &Strossels, P.C.
                                      from 1993 to 1995.

Irving P. David (41)                  Controller.  A Director of Salomon Smith
125 Broad Street                      Barney Inc. ("SSB") and Vice President of
New York, NY 10048                    Smith Barney Fund Management LLC ("SBFM")
                                      (f/k/a SSB Citi Fund Management LLC) since
                                      1994; Controller of several investment
                                      companies associated with SSB Citi.

Paul A. Monroe (40)                   Vice President.  Operations Manager at
2425 E. Camelback Rd, Suite 530       Centurion since 1997; Project Manager at
Phoenix, AZ 85016-4200                Bank One, NA from 1996 to 1997; Assistant
                                      Vice President and Manager at First
                                      Interstate Bank of Arizona, NA/Wells Fargo from February 1996 to September 1996;
                                      Assistant Vice President and Manager at
                                      Bank One, NA from 1977 to 1996.

Caryn Westman (49)                    Secretary.  Corporate Secretary and
2425 E. Camelback Rd, Suite 530       Compliance Director of the Centurion
Phoenix, AZ 85016-4200                Companies since 1992.

     No employee of Centurion or any of its affiliates receives compensation from the Company for acting as an officer or director of the Company. The Company pays each director who is not an "affiliated person" (as defined in the 1940 Act) of the Adviser, administrator or distributor an annual fee of $5,000 and $1,250 for each meeting of the Board attended by him for his services as director, and reimburses such director for expenses incurred with his attendance at Board meetings. For the fiscal year ended September 30, 2001, such expenses totaled $________.

     For the fiscal year ended September 30, 2001, the directors were paid the following compensation as a director of the Company and as trustees of other Centurion funds.

                                                      Pension or              Total Compensation
                                 Aggregate       Retirement Benefits            From Fund and
                            Compensation From     Accrued as Part of          Fund Complex Paid
  Name of Director               Fund              Fund Expenses                  to Directors
Charles P. Dickinson             $ 8,750              $ 0                          $10,000

Gerard P. DiPoto, Jr             $     0              $ 0                          $     0

Timothy E. Kloenne               $10,000              $ 0                          $10,000

Joseph F. Smith                  $10,000              $ 0                          $10,000

Thomas M. Smith                  $10,000              $ 0                          $10,000

* Mr. Dipoto receives compensation as an affiliate of Centurion and, accordingly, receives no compensation from the Company.

As of January ___, 2002, the directors and officers as a group owned less than 1% of the outstanding common stock of the Company. To the best knowledge of the directors, as of January ___, 2002, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934) owned beneficially or of record more than 5% of the shares of the following classes:

Shareholder                                                  Percent Ownership
-----------                                                  -----------------


Centurion Trust Company                                      100%
2425 East Camelback Road
Suite 530
Phoenix, AZ 85016-4270
Owned 2,157,004.650 shares

* Centurion may be deemed to control the Fund because it has complete investment discretion and voting authority with respect to the shares of the Fund held by its clients.

Investment Advisers
-------------------

     Centurion, located at 2425 East Camelback Road, Suite 530, Phoenix, AZ 85016-4200, serves as investment manager to the Fund. Centurion is a wholly-owned subsidiary of Centurion Capital Group Inc., a holding company organized under the laws of the State of Arizona. Effective April 20, 2001, Centurion is registered as an investment adviser under the Investment Advisers Act of 1940. For a description of the fees paid to Centurion for its services as investment manager to the Fund, see the Prospectus.

     CSAM, located at 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to the Fund. CSAM is a limited liability company that is wholly-owned by Credit Suisse Group. For its services as sub-adviser to the Fund, Centurion pays CSAM 0.85% of the average daily net assets of the Fund.

     Centurion serves as investment manager to the Fund pursuant to separate investment management agreements ("Management Agreements"). Centurion, in turn, has entered into a separate sub-advisory agreement ("Sub-Advisory Agreement") with the sub-adviser selected to manage all or a portion of the Fund's portfolio according to its investment goal and strategies. The Adviser bears all expenses in connection with the performance of its services under the applicable Management Agreement or Sub-Advisory Agreement. The Fund pays Centurion a fee for services provided under the Management Agreement that is computed daily and paid monthly based on the value of the Fund's average net assets. From this amount, Centurion pays the Fund's sub-adviser(s) a fee for services provided under the Sub-Advisory Agreement that is likewise computed daily and paid monthly based on the value of the Fund's average net assets. Centurion and/or the Fund's sub-adviser may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

     The advisory fees paid by the fund to Centurion for the fiscal years ended September 30, 2001, September 30, 2000 and September 30, 1999 were:

                                                                Fee Waiver
Fiscal Year            Fiscal Year        Fiscal Year           And Expense
Ended 9/30/01          Ended 9/30/00      Ended 9/30/99         Reimbursement*
-------------          -------------      -------------         --------------
$                      $279,316           345,060               105,738

* Effective November 17, 2000, for the U.S. Contra Fund, the voluntary cap on annual operating expenses is 1.75%.


Administrator
-------------

     SBFM, located at 125 Broad Street, New York, NY 10004, serves as administrator for the Company pursuant to an administration agreement ("Administration Agreement"). As administrator, SBFM generally oversees all aspects of the Company's administration and operations. SBFM furnishes the Company with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Company; prepares tax returns and reports to the Company's shareholders; and prepares reports to and filings with the SEC and state blue sky authorities. The Fund pays SBFM a fee for services provided under the Administration Agreement that is computed daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets or $50,000, whichever amount is greater. SBFM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

     The administration fees paid to SBFM for the fiscal years ended September 30, 2001, September 30, 2000 and September 30, 1999 for each fund were:

  Fiscal Year       Fiscal Year       Fiscal Year
  Ended 9/30/01     Ended 9/30/00     Ended 9/30/99
        -------           -------           -------
                    $50,000           57,510

Distributor
-----------

     Effective December ____, 2001, the Board of Directors of the Company approved a Distribution Agreement with GE Investment Distributors, Inc. replacing the Distribution Agreement with Salomon Smith Barney Inc. GEID offers the Fund's shares on a continuous basis. GEID is located at 777 Long Ridge Road, Building B, Stamford, CT 06927.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The offering price of the Fund's shares is equal to the Fund's per share net asset value. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the

SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

     If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

                               EXCHANGE PRIVILEGE

     You may only exchange shares of the Fund for shares of another Fund offered by the Compay. Currently, there are no Fund exchange privileges. An exchange privilege enables shareholders to acquire shares in a Fund with a different investment goal when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. Prior to any exchange, shareholders should review a copy of the current prospectus of the Fund into which an exchange is being considered.

     Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the Fund and the proceeds are invested on the same day, at a price as described above, in shares of the Fund being acquired. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

     The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments
----------------------------

       The Fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

     As a regulated investment company, the Fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net-realized capital gains") and on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, the Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

     The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its net investment income and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

     With regard to the Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

     If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

     The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     The Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

At September 30, 2001, the unused capital loss carryovers of the Fund were approximately $_____________, The carryovers expire on ______________. For federal income tax purposes, these amounts are available to be applied against future realized capital gains, if any. The carryovers expire as follows:

     As a result of entering into index swaps, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

     Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

     Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax.

     The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders
--------------------------------------

     Dividends and Distributions. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any such excess annually to its shareholders. However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

     Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

     Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

     Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

     If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

     Foreign Taxes. The Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Fund qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and (iii) more than 50% of the Fund's total assets at the close of its fiscal year consists of stock or securities of foreign corporations. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make such an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Backup Withholding. The Fund may be required to withhold, for United
States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

     Notices. Shareholders will be notified annually by the Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation
--------------

     Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                PERFORMANCE DATA

From time to time, the Fund may quote its total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or other materials used to market its shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

The Fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                   P(1 + T)/n/ = ERV

                    Where:   P   =    a hypothetical initial payment of $1,000.

                             T   =    average annual total return.

                             n   =    number of years.

                             ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

 Average Annual Total Return
 ---------------------------

 1-Year          5-Year       10-Year    Inception/1/
 ------          ------       -------    ------------
 (49.75)%        N/A          N/A        (62.06%)

   /1/ The Fund commenced operations on  December 7, 1998.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                                OTHER INFORMATION

Capital Stock
-------------

     Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Fund will vote in the aggregate except where otherwise required by law. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any director of the Company may be removed from office upon the vote of shareholders holding at least a majority of the Company's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Company.

     All shareholders of the Fund, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect all directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Reverse Stock Split
-------------------

On November 17, 2000, the Board of Directors of the Company approved an amendment to the Company's charter to effect a one-for-three reverse stock split of the Fund's common stock and the related reduction in the Fund's stated capital pending approval by the affirmative vote of a majority of the outstanding shares of the Fund. The reverse stock split was approved by shareholders at a shareholders meeting on December 15, 2000. The reverse stock split became effective on December 18, 2000

The effect of the reverse stock split is to reduce the number of shares outstanding of the Fund while maintaining the Fund's and each shareholder's aggregate net asset value. However, the reverse stock split has the added effect of reducing the Fund's stated capital. Each shareholder's aggregate investment in the Fund will remain unchanged as a result of the proposed Amendment. The reverse stock split will have no effect on the number or par value of the Fund's authorized shares.

Code of Ethics
--------------

Pursuant to Rule 17j-1 of the 1940 Act, the Fund, its investment manager, the sub-adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Independent Accountant
----------------------

     KPMG LLP ("KPMG"), with principal offices located at 757 Third Avenue, New York, NY 10017, serves as the independent accountant for the Company. The Statements of Assets and Liabilities, as of September 30, 2001, and the Statements of Operations, Changes in Net Assets and the financial highlights for the year ended September 30, 2001, of the Fund that are incorporated by reference in this SAI have been audited by KPMG, and have been included herein by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Counsel
-------

     Willkie Farr & Gallagher, located at 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Company, as well as counsel to Centurion.

Custodians and Transfer Agent
-----------------------------

     PFPC Trust Company ("PFPC"), successor by assignment from PNC Bank, N.A., located at 8800 Tinicum Boulevard, Philadelphia, PA 19153, and The Chase Manhattan Bank ("Chase"), located at 4 Chase MetroTech Center, Brooklyn, NY 11245, serve as co-custodians of the Fund's assets. Under their respective custody agreements with the Company, PFPC and Chase are authorized to establish separate accounts for foreign securities owned by the Fund to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Fund.

     PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the Company's transfer agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended September 30, 2001 is incorporated herein by reference in its entirety. The annual report was filed on December ___, 2001, Accession Number _____________________.

APPENDIX

DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

     Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

     The following summarizes the ratings used by S&P for corporate bonds:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

     To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART A

                                     PART B

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
         --------

Exhibit No.       Description of Exhibit
-----------       ----------------------
   (a) (1)        Articles of Incorporation.*
       (2)        Articles of Amendment of Articles of Incorporation.#
       (3)        Articles of Amendment of Articles of Incorporation, dated
                  December 15, 2000.**
       (4)        Articles Supplementary, dated October 26, 2001.
   (b) (1)        By-laws.*
       (2)        Amendment to Bylaws adopted October 22, 2011.
   (c)            Form of Stock Certificate.#

   (d) (1) Form of Investment Advisory Agreement with Centurion Trust Company ("Centurion") for the Centurion U.S. Equity Fund (the "U.S. Equity Fund").#

       (2) Form of Investment Advisory Agreement with Centurion for the Centurion International Equity Fund (the "International Equity Fund").#

       (3) Form of Investment Advisory Agreement with Centurion for the Centurion U.S. Contra Fund (the "U.S. Contra Fund")#

       (4) Form of Investment Advisory Agreement with Centurion for the Centurion International Contra Fund (the "International Contra Fund")#

       (5) Form of Sub-Advisory Agreement with Parametric Portfolio Associates ("Parametric") for the U.S. Equity Fund#

       (6) Form of Sub-Advisory Agreement with BEA Associates ("BEA") (presently known as Credit Suisse Asset Management ("CSAM")) for the U.S. Equity Fund#

       (7)        Form of Sub-Advisory Agreement with Friends Ivory & Sime, Inc.
                  ("FISI") for the International Equity Fund#

     (8) Form of Sub-Advisory Agreement with BEA for the International Equity Fund #

     (9)    Form of Sub-Advisory Agreement with BEA for the U.S. Contra Fund #

     (10) Form of Sub-Advisory Agreement with BEA for the International Contra Fund. #

     (11) Form of Sub-Advisory Agreement with Trainer, Wortham & Company, Inc. for the U.S. Equity Fund dated March 15, 2000. **

(e)  (1)    Form of Distribution Agreement with CFBDS, Inc. ("CFBDS") #


     (2)    Form of Distribution Agreement with Salomon Smith Barney **

     (3) Form of Distribution Agreement with GE Investment Distributors, Inc. filed herein.


(f)         Not applicable


(g)  (1)    Form of Custodian Agreement with PNC Bank, National Association #

     (2)    Form of Custodian Agreement with The Chase Manhattan Bank #

(h)  (1)    Form of Transfer Agency and Service Agreement with First Data
            Investor Services Group Inc. #

     (2)(a) Form of Administration Agreement with Mutual Management Corp. #

     (2)(b) Form of Administration Agreement with SSB Citi Fund Management LLC dated September 21, 1999. +

     (3)    Form of Consulting Agreement with Salomon Smith Barney Inc. #

(i)  (1)    Opinion and Consent of Willkie Farr & Gallagher, counsel to
            Registrant #

     (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to Registrant #

(j)         Consent of Independent Accountant to be filed by Amendment.

(l)         Purchase Agreement #
(m)         Not applicable.
(n)         Not applicable.
(o)         Not applicable.
(p)         Code of Ethics **

-------------

* Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 21, 1998.

# Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 30, 1998.

+ Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 28, 2000.

** Incorporated by reference to Post-Effective Amendment No.41 to Registrant's Registration Statement on Form N-1A filed on January 21, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

All of the outstanding shares of common stock of Registrant on the date of the Registrant's Registration Statement are held of record by Centurion on behalf of certain of its clients. Centurion has complete investment discretion and voting authority with respect to the shares of the Fund held by its clients.

Item 25. Indemnification
         ---------------

         Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

         Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         Article V of the By-laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

         Additionally, with respect to indemnification against liability incurred by Registrant's distributor, reference is made to Paragraph 4.1 of the form of Distribution Agreement filed herewith. With respect to indemnification against liability incurred by Registrant's investment manager and sub-advisers, reference is made to Section 5 of each form of Investment Advisory Agreement and to Section 9 of each form of Sub-Advisory Agreement, respectively, which are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 30, 1998.


Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------
         Centurion, an independent trust company organized under the laws of the State of Arizona, serves as investment manager to the Fund. Centurion is registered as an investment adviser under the Investment Advisers Act of 1940. Centurion also serves as a custodian to financial service companies and their clients. Gerard P. Dipoto, Jr. serves as President and Director of Centurion, and Robert W. Doede, Frank C. Meyer and Mary C. Leonard serve on Centurion's board of directors. Mr. Dipoto has been President of Centurion since February 1997, before which he served as Executive Vice President of Investors Fiduciary Trust Company. In addition to serving as a Director of Centurion, Mr. Doede has been (i) Chairman of Phoenix Capital Holdings, Inc. (f/k/a Centurion Capital Corporation), an affiliate of Centurion, since 1985; (ii) a Director of Centurion Financial Advisers Inc., an affiliate of Centurion, since 1999; (iii) Chairman of Centurion Capital Group Inc., an affiliate of Centurion, since 1997;
(iv) Director of Centurion-Hinds Investment Management Corp. since 1999; (v) Director of Centurion Capital Management Corp (formerly FundMinder Inc.) since 1991 and (vi) a representative of Managing Member of Schabacker/FundMinder Investment Advisors, LLC, an affiliate of Centurion, from 1995 to 1996. In addition to serving as a Director of Centurion, Mr. Meyer is also President of Glenwood Investment Corp. Lastly, in addition to serving as a Director of Centurion, Mrs. Leonard is also President of Compliance Dynamics.

         CSAM serves as sub-adviser to the U.S. Contra Fund. The list required by this Item 26 of officers and directors of BEA, together with information as to their other businesses, professions, vocations or employment of a substantial nature during the past two years, is incorporated by reference to Form ADV filed by BEA (SEC File No. 801-37170) pursuant to the Advisers Act.


Item 27. Principal Underwriter
         ---------------------

(a) Salomon Smith Barney the Registrant's Distributor, is also the distributor for the following Smith Barney Mutual Fund registrants:
Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Arizona Municipals Fund Inc.,
Smith Barney California Municipals Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc.,
Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Governments Fund Inc.,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc.,
Smith Barney Muni Funds,
Smith Barney Municipal Money Market Fund, Inc.,
Smith Barney New Jersey Municipals Fund Inc.,
Smith Barney Oregon Municipals Fund Inc.,
Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc.,
Smith Barney Small Cap Core Fund, Inc.,
Smith Barney Telecommunications Trust,
Smith Barney Variable Account Funds,
Smith Barney World Funds, Inc.,
Travelers Series Fund Inc.,
and various series of unit investment trusts.

(c)  None.

Item 28. Location of Accounts and Records
         --------------------------------

         (1)  Centurion Trust Company
              2425 East Camelback Road -- Suite 530
              Phoenix, Arizona 85016-4228
              (records relating to its functions as
              investment adviser)

         (4)  Credit Suisse Asset Management (formerly known as BEA Associates)

                466 Lexington Avenue
                New York, New York 10017
                (records relating to its functions as sub-adviser)

       (5)      Smith Barney Fund Management LLC (f/k/a SSB Citi Fund Management
                LLC)
                125 Broad Street
                New York, New York 10004
                (records relating to its functions as
                administrator; Fund's Articles of Incorporation, By-laws and minute books)

       (6)      Salomon Smith Barney Inc.
                388 Greenwich Street
                New York, New York 10013
                (records relating to its functions as distributor)

       (7) PFPC Trust Company (successor by assignment from PNC Bank, National Association
                8800 Tinicum Boulevard
                Philadelphia, Pennsylvania 19153
                (records relating to its functions as co-custodian)

       (8)      The Chase Manhattan Bank
                4 Chase MetroTech Center
                Brooklyn, New York 11245
                (records relating to its functions as co-custodian)

       (9)      PFPC Global Fund Services
                P.O. Box 9699
                Providence, Rhode Island 02940-9699

                (records relating to its functions as transfer agent)
Item 29. Management Services
         -------------------
         Not applicable.

Item 30. Undertakings.
         ------------
         Not applicable.

                                   SIGNATURES



           Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, this Post-Effective Amendment, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of Phoenix and the State of Arizona, on this 29th day of November 2001.

                           CENTURION FUNDS, INC.
                              By: /s/ Gerard P. Dipoto, Jr.
                                 --------------------------
                                 Gerard P. Dipoto, Jr.
                                 President & Chief Executive Officer

           Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                          Title                            Date
---------                                          -----                            ----
/s/ Gerard P. Dipoto, Jr.        Chairman of the Board, President & Chief         11/29/01
-------------------------        Executive Officer                                --------
Gerard P. Dipoto, Jr.

/s/ Ron A. Link                  Treasurer                                        11/29/01
---------------                                                                   --------
Ron A. Link

/s/ Irving P. David              Controller                                       11/29/01
-------------------                                                               --------
Irving P. David

/s/ Paul A. Monroe               Vice President                                   11/29/01
------------------                                                                --------
Paul A. Monroe

/s/ Charles P. Dickinson         Director                                         11/29/01
------------------------                                                          --------
Charles P. Dickinson

/s/ Timothy E. Kloenne           Director                                         11/29/01
----------------------                                                            --------
Timothy E. Kloenne

/s/ Joseph F. Smith              Director                                         11/29/01
-------------------                                                               --------
Joseph F. Smith

/s/ Thomas M. Smith              Director                                         11/29/01
-------------------                                                               --------
Thomas M. Smith


                                INDEX TO EXHIBITS
                                -----------------

Exhibit No.                Description of Exhibit
-----------                ----------------------
    (a)(4)                 Articles Supplementary
    (b)(2)                 Amendment to Bylaws
    (e)(3)                 Form of Distribution Agreement